Right of Use Assets (Tables)	9 Months Ended
Sep. 30, 2025
Right of Use Assets [Abstract]
Schedule of Right of Use Assets
	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Right-Of-Use Assets, cost
As at beginning of the year/period	307,323	307,323	73,005
Add: New lease recognized	-	1,475,012	350,392
Less: Termination	-	(105,860)	(25,147)
Less: Modification	-	(820)	(195)
As at end of the year/period	307,323	1,675,655	398,055

Right-Of-Use Assets, accumulated amortization
As at beginning of the year/period	82,041	137,297	32,615
Amortization of the year/period	55,256	62,867	14,934
Less: Termination	-	(73,311)	(17,415)
As at end of the year/period	137,297	126,853	30,134

Right-Of-Use Assets, carrying amount
As at beginning of the year/period	225,282	170,026	40,390
As at end of the year/period	170,026	1,548,802	367,921

Schedule of Lease Liability and Maturity of Lease
	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Lease Liability
As at beginning of the year/period	209,571	162,577	38,620
Add: New lease recognized	-	1,475,012	350,393
Add: Imputed interest	10,090	10,781	2,561
Less: Modification	-	(820)	(195)
Less: Principal repayment	(57,084)	(172,246)	(40,918)
Termination	-	(37,339)	(8,869)
As at end of the year/period	162,577	1,437,965	341,592

Lease liability current portion	52,768	319,463	75,889
Lease liability non-current portion	109,809	1,118,502	265,703
	162,577	1,437,965	341,592

Maturities of Lease
Year ending December 31, 2025	52,768	-	-
Year ending December 31, 2026	57,434	-	-
Year ending December 31, 2027	25,598	-	-
Year ending December 31, 2028	7,701	-	-
Year ending December 31, 2029	8,171	-	-
After December 31, 2029	10,905	-	-
	162,577	-	-

Maturities of Lease
Period ending September 30, 2026	-	319,463	75,889
Period ending September 30, 2027	-	325,200	77,252
Period ending September 30, 2028	-	324,936	77,189
Period ending September 30, 2029	-	312,832	74,314
Period ending September 30, 2030	-	55,091	13,087
After September 30, 2030	-	100,443	23,861
	-	1,437,965	341,592